INCOME TAXES	11 Months Ended
Dec. 31, 2015
Notes to Financial Statements
NOTE 8. INCOME TAXES

The Company has not recognized an income tax benefit for its domestic operating losses based on uncertainties concerning its ability to generate taxable income in future periods. The tax benefit for the periods presented is offset by a valuation allowance established against deferred tax assets arising from the net operating losses and other temporary differences, the realization of which could not be considered more likely than not. In future periods, tax benefits and related deferred tax assets will be recognized when management considers realization of such amounts to be more likely than not.

As of December 31 and January 31, 2015, the Company had incurred domestic net losses of $2,384,996 and $2,020,919, which constitute net operating losses for income tax purposes and results in a deferred tax asset. NOLs begin expiring in 2025. The losses result in a deferred tax asset and an equal valuation allowance of:

	December 31,	January 31,
	2015	2015
Deferred tax asset, generated from net operating loss at statutory rates	$357,700	$303,100
Valuation allowance	(357,700)	(303,100)
	$-	$-

The reconciliation of the effective income tax rate to the federal statutory rate is as follows:
Federal income tax rate	15.0%
Increase in valuation allowance	(15.0)%
Effective income tax rate	0.0%